Post-employee benefit plans - Post-Employment Benefit Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Equity securities, total plan assets fair value percent	23.00%	22.00%
Debt securities, total plan assets fair value percent	60.00%	62.00%
Alternative investments, total plan asset fair value percent	17.00%	16.00%
Total plan assets fair value percent	100.00%	100.00%
Defined benefit obligation hedged	$ 4,000
DB pension
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	27,785	$ 25,530
Equity securities included in total plan assets	$ 3	$ 15
Equity securities percent included in total plan assets	0.01%	0.06%
Debt securities included in total plan assets	$ 141	$ 53
Debt securities percent included in total plan assets	0.51%	0.21%
Alternative investments included in total plan assets	$ 149	$ 135
Alternative investments percent included in total plan assets	0.54%	0.53%
DB pension | Money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 369	$ 219
DB pension | Private equities
Disclosure of fair value of plan assets [line items]
Alternative investments	2,564	2,119
DB pension | Hedge funds
Disclosure of fair value of plan assets [line items]
Alternative investments	1,200	1,001
DB pension | Real estate
Disclosure of fair value of plan assets [line items]
Alternative investments	1,033	948
DB pension | Other
Disclosure of fair value of plan assets [line items]
Alternative investments	76	91
DB pension | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	1,027	1,017
DB pension | Canadian | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	13,361	13,216
DB pension | Foreign
Disclosure of fair value of plan assets [line items]
Equity securities	5,242	4,534
DB pension | Foreign | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 2,913	$ 2,385
Bottom of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	0.00%
Debt securities, weighted average target allocation	60.00%
Alternative investments, weighted average target allocation	0.00%
Top of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	40.00%
Debt securities, weighted average target allocation	100.00%
Alternative investments, weighted average target allocation	50.00%